SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Composition of Shares Capital
Composition of shares capital of the Company:

December 31, 2017		December 31, 2018
Authorized	Issued and outstanding	Authorized	Issued and outstanding
Number of shares

500,000,000	46,453,583	500,000,000	49,269,626

Total Share-Based Compensation Expense
The total share-based compensation expense related to all of the Company's equity-based awards, which include options, RSUs and employee stock purchase rights issued pursuant to our Employee Share Purchase Plan (“ESPP”) and recognized for the years ended December 31, 2016, 2017 and 2018 was comprised as follows:

	Year ended December 31,
	2016	2017	2018

Cost of revenues	$1,798	$2,930	$4,418
Research and development	14,543	26,227	39,417
Sales and marketing	4,553	6,585	9,770
General and administrative	7,154	11,958	18,725

Total share-based compensation expense	$28,048	$47,700	$72,330

Schedule of Stock Options Granted to Employees Activity
A summary of the activity in options granted to employees for the year ended December 31, 2018 is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2017	8,198,154	$16.65	6.27	$337,517

Granted	1,258,302	$68.25
Exercised	(1,761,534)	$13.29
Forfeited	(31,609)	$38.79

Balance as of December 31, 2018	7,663,313	$25.81	5.91	$496,978

Exercisable as of December 31, 2018	5,110,726	$14.2	4.83	$389,208

Vested and expected to vest as of December 31, 2018	7,536,284	$25.3	5.87	$492,396

Schedule of Stock Option Valuation Assumptions - Compensation to Employees
The following table set forth the parameters used in computation of the options compensation to employees for the years ended December 31, 2016, 2017 and 2018:

	Year ended December 31,
	2016	2017	2018

Expected volatility	49.6%-54.0%	45.46%-48.04	45.19%-46.64%
Expected dividends	0%	0%	0%
Expected term (in years)	5 -6.32	5.03 -7.07	5.17 -7.53
Risk free rate	1.15%-2.26%	1.82%-2.27%	2.59%-3.03%

Summary of Options Data
A summary of options data for the years ended December 31, 2016, 2017 and 2018, is as follows:

	Year ended December 31,
	2016	2017	2018

Weighted-average grant date fair value of options granted	$9.02	$27.50	$34.93
Total intrinsic value of the options exercised	$64,062	$75,763	$137,448
Total fair value of shares vested	$18,602	$20,780	$27,629

Schedule of Options Outstanding and Exercisable
The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2018:

Exercise price (Range)	Options outstanding as of December 31, 2018	Weighted average remaining contractual term	Options exercisable as of December 31, 2018	Weighted average remaining contractual term
		(years)		(years)

0.001-0.08	1,217,241	4.64	947,832	4.61
0.09-0.5	1,285,879	1.97	1,285,879	1.97
0.51-8.73	744,092	4.01	744,092	4.01
8.74-19.86	672,158	5.86	589,790	5.82
19.87-21.13	814,247	6.75	563,773	6.63
21.14-51.32	707,035	7.20	414,664	6.82

51.33-52.2	739,000	8.12	323,310	8.12

52.21-60.33	264,532	9.05	51,741	9.01

60.34-61.75	719,000	9.12	75,748	9.12

61.76-108.9	500,129	9.23	113,897	8.80
	7,663,313	5.91	5,110,726	4.83

Schedule Stock Options Outstanding and Exercisable to Non-Employees
The following table summarizes information about the Company's outstanding and exercisable options to purchase ordinary shares granted to non-employees consultants as of December 31, 2018:

	Options
	outstanding		Exercisable
	as of		as of
Grant	December 31,	Exercise	December 31,	Exercisable
date	2018	price	2018	Through

January 25, 2011	10,000	0.67	10,000	January 25, 2021
January 9, 2013	3,400	2.34	3,400	January 9, 2023

	13,400		13,400

Schedule of Stock Option Valuation Assumptions - Non-Employees
The following table set forth the parameters used in computation of the employee stock purchase plan for the years ended December 31, 2016, 2017 and 2018:

	Year ended December 31,
	2016	2017	2018

Expected volatility	44.6%-45.8%	33.6%-43.4%	39.9%-41.2%
Expected dividends	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Risk free rate	0.26%-0.46%	0.47%-0.79%	1.85%-2.28%

Schedule of Restricted Stock Unit Activity
A summary of RSU activity for the year ended December 31, 2018, is as follows:

	Number of shares	Weighted average grant date fair value Per Share

Unvested as of December 31, 2017	2,080,126	$48.62
Granted	1,052,893	$84.04
Vested	(870,733)	$46.72
Forfeited	(171,774)	$57.79

Unvested as of December 31, 2018	2,090,512	$66.53